Accounting Pronouncements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign exchange loss (notes 10 and 16)	$ (8,922)	$ (5,851)	$ (2,276)	$ (8,481)
Investment in and loans, net to equity-accounted investments (notes 4,12a and 13b)	1,102,386		1,102,386			$ 1,173,728
Operating lease right-of-use assets (note 6)	81,255		81,255			159,638
Net Cash Provided by (Used in) Operating Activities			(775,693)	(178,924)
Scheduled repayments of long-term debt (note 8)			240,355	$ 117,110
Accumulated other comprehensive loss (note 15)	(53,670)		(53,670)			(23,737)
Non-controlling interest	2,058,273		2,058,273			2,089,730
Accumulated deficit	(472,252)		(472,252)			(546,684)
Other long-term liabilities (notes 8 and 16)	$ 229,415		$ 229,415			$ 216,348
Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in and loans, net to equity-accounted investments (notes 4,12a and 13b)					$ 40,000
Non-controlling interest					36,100
Net Investment in Direct Financing and Sales Type Leases					11,200
Accumulated deficit					17,200
Other long-term liabilities (notes 8 and 16)					$ 2,100